Global Real Estate Securities Fund Annual Fund Operating Expenses - Global Real Estate Securities Fund	Dec. 31, 2025
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.88%
Investor
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.20%